Average Annual Total Returns{- Fidelity Freedom Index 2065 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2065 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Since Inception		IXXK2 Past 1 year	IXXK2 Since Inception
Total	16.49%	16.96%	[1]	Jun. 28, 2019	15.80%	16.00%	[1]	Jun. 28, 2019	9.94%	12.75%	[1]	Jun. 28, 2019	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019 for Institutional Premium Class